ACCOUNTS PAYABLE (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 14, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts payable	$ 822,038			$ 601,631
Loss on extinguishment of debt	40,621	$ (120,000)
Debt Release Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts payable			$ 35,000
Shares issued			450,000
Stock price			$ 0.10
Loss on extinguishment of debt	$ 11,125